Related Party Transactions - Schedule of Compensation Paid to Key Management Personnel (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of compensation paid to key management personnel [abstract]
Short-term benefits	€ 31	€ 32	€ 32
Post-employment benefits	8	9	20
Share-based payment	15	22	14
Total recognized in profit or loss	€ 54	€ 63	€ 66